Shareholders' Equity	12 Months Ended
Dec. 31, 2025
Shareholders’ Equity [Abstract]
Shareholders’ equity
13.	Shareholders’ equity

The Company is authorized to issue an unlimited number of preferred shares and common shares with no par value. No preferred shares have been issued or were outstanding at December 31, 2025 or December 31, 2024.

The Company manages its capital structure and makes adjustments to it, based on the funds available to the Company, in order to support the acquisition, exploration and development of mineral properties. The Board of Directors does not establish quantitative return on capital criteria for management, but rather relies on the expertise of the Company’s management to sustain future development of the business.

The properties in which the Company currently has an interest are in the pre-operating stage, as such the Company is dependent on external financing to fund its activities. In order to carry out the planned exploration and pay for administrative costs, the Company anticipates spending its existing working capital and raising additional amounts as needed.

Management reviews its capital management approach on an ongoing basis and believes that this approach, given the relative size of the Company, is reasonable. There were no changes in the Company’s approach to capital management during 2025. The Company considers its capital to be share capital, stock-based compensation, contributed surplus and deficit. The Company is not subject to externally imposed capital requirements.

a)	Equity financings

On September 18, 2025, the Company issued 180,000 flow-through common shares at $33.52 per common share for aggregate gross proceeds of $6.0 million. The Company committed to renounce its ability to deduct qualifying exploration expenditures for the equivalent value of the gross proceeds of the flow-through financing and transfer the deductibility to the purchasers of the flow-through shares. The effective date of the renouncement is December 31, 2025. At the time of issuance of the flow-through shares, $1.3 million premium was recognized as a liability on the consolidated statements of financial position. By December 31, 2025, the Company incurred $6.0 million of qualifying exploration expenditures and $1.3 million premium was recognized through other income on the consolidated statements of operations and comprehensive income (loss).

On June 19, 2025, the Company issued 1,200,000 flow-through common shares at $25.38 per common share for aggregate gross proceeds of $30.5 million. The Company committed to renounce its ability to deduct qualifying exploration expenditures for the equivalent value of the gross proceeds of the flow-through financing and transfer the deductibility to the purchasers of the flow-through shares. The effective date of the renouncement is December 31, 2025. At the time of issuance of the flow-through shares, $6.2 million premium was recognized as a liability on the consolidated statements of financial position. By December 31, 2025, $30.5 million of qualifying exploration expenditures, respectively, and $6.2 million premium was recognized through other income on the consolidated statements of operations and comprehensive income (loss).

On February 13, 2025, the Company entered into an agreement to sell, on a bought deal basis, 6,540,000 common shares of the Company, at US$12.25 per common share, for gross proceeds of US$80.1 million. The financing closed on February 19, 2025. Also on February 13, 2025, the Company entered into a private placement subscription agreement with a strategic investor to sell 1,640,000 common shares of the Company at US$12.25 per common share, for gross proceeds of US$20.1 million. The private placement closed concurrently with the bought deal. In aggregate, 8,180,000 common shares were issued, at a price of US$12.25 per common share, for gross proceeds of $142.5 million (US$100.2 million).

During the first quarter of 2023, the Company entered into an agreement with two securities dealers, for an At-The-Market (“ATM”) offering program, entitling the Company, at its discretion, and from time to time, to sell up to US$100 million in value of common shares of the Company. This program was in effect until the Company’s US$750 million Shelf Registration Statement, that was due to expire in January 2025, was replaced with a new US$750 million Shelf Registration Statement, replacing the one due to expire. In the first quarter of 2025, a US$100 million prospectus supplement was filed and the Company entered into an agreement with two securities dealers for a new ATM offering program, entitling the Company, at its discretion, and from time to time, to sell up to US$100 million in value of common shares of the Company. This program can be in effect until the Company’s US$750 million Shelf Registration Statement expires in February 2027.

In 2025, the Company issued 3,106,106 shares, at an average selling price of $33.12 per share, for net proceeds of $100.8 million under the Company’s ATM. As at December 31, 2025, US$26.6 million was available under the ATM. Subsequent to the year end, the Company issued 759,222 shares, at an average selling price of $48.15 per share, for net proceeds of $35.8 million under the Company’s ATM. In 2024, the Company issued 3,645,859 shares, at an average selling price of $21.25 per share, for net proceeds of $75.9 million under the Company’s ATM.

On December 23, 2024, the Company issued 195,500 flow-through common shares at $25.67 per common share for aggregate gross proceeds of $5.0 million. The Company committed to renounce its ability to deduct qualifying exploration expenditures for the equivalent value of the gross proceeds of the flow-through financing and transfer the deductibility to the purchasers of the flow-through shares. The effective date of the renouncement was December 31, 2024. At the time of issuance of the flow-through shares, $1.7 million premium was recognized as a liability on the consolidated statements of financial position. During the year ended December 31, 2024, the Company incurred $0.2 million of qualifying exploration expenditures and $0.1 million of the premium was recognized through other income on the consolidated statements of operations and comprehensive income (loss). In 2025, the Company incurred $4.9 million of qualifying exploration expenditures and the remaining premium was recognized through other income on the consolidated statements of operations and comprehensive income (loss).

On June 5, 2024, the Company issued 575,000 flow-through common shares at $31.26 per common share for aggregate gross proceeds of $18.0 million. The Company committed to renounce its ability to deduct qualifying exploration expenditures for the equivalent value of the gross proceeds of the flow-through financing and transfer the deductibility to the purchasers of the flow-through shares. The effective date of the renouncement was December 31, 2024. At the time of issuance of the flow-through shares, $6.4 million premium was recognized as a liability on the consolidated statements of financial position. During the year ended December 31, 2024, the Company incurred $3.1 million of qualifying exploration expenditures and $1.1 million of the premium was recognized through other income on the consolidated statements of operations and comprehensive income (loss). In 2025, the Company incurred $14.9 million of qualifying exploration expenditures and the remaining $5.3 million premium was recognized through other income on the consolidated statements of operations and comprehensive income (loss).

In December 2023, the Company issued 875,150 flow-through common shares at $22.34 per common share for aggregate gross proceeds of $19.6 million. The Company committed to renounce its ability to deduct qualifying exploration expenditures for the equivalent value of the gross proceeds of the flow-through financing and transfer the deductibility to the purchasers of the flow-through shares. The effective date of the renouncement was December 31, 2023. At the time of issuance of the flow-through shares, $5.5 million premium was recognized as a liability on the consolidated statements of financial position. During the year ended December 31, 2024, the Company incurred $19.6 million of qualifying exploration expenditures and the $5.5 million of the premium was recognized through other income on the consolidated statements of operations and comprehensive income (loss).

b)	Stock options and restricted share units

The Company provides compensation to directors and employees in the form of stock options, RSUs and DSUs. Pursuant to the Share Option Plan, the Board of Directors has the authority to grant options, and to establish the exercise price and life of the option at the time each option is granted, at a price not less than the closing price of the common shares on the Toronto Stock Exchange on the date of the grant of such option and for a period not exceeding five years. All exercised options are settled in equity. Pursuant to the Company’s RSU and DSU Plan, the Board of Directors has the authority to grant RSUs and DSUs, and to establish terms including the vesting criteria and the life of the RSUs and the DSUs.

In 2024, the Option Plan was cancelled, and the Company will only issue RSUs or DSUs in the future. During the third quarter of 2024, the remaining 50,000 outstanding stock options with an exercise price of $17.72 were exercised and were exchanged for common shares of the Company.

Stock option, RSU and DSU transactions were as follows:

	Options			RSUs and DSUs		Total
	Number of Options	Weighted Average Exercise Price ($)	Amortized Value of options ($000s)	Number of Units	Amortized Value ($000s)	Stock-based Compensation ($000s)
Outstanding January 1, 2025	-	-	-	837,301	-	-
Granted RSUs and DSUs	-	-	-	235,500	20	20
Vested RSUs and DSUs	-	-	-	(92,173)	-	-
Expired/forfeited RSUs	-	-	-	(8,832)	(53)	(53)
Amortized value of RSUs and DSUs	-	-	-	-	4,751	4,751
Outstanding at December 31, 2025	-	-	-	971,796	4,718	4,718

Exercisable at December 31, 2025	-

	Options			RSUs and DSUs		Total
	Number of Options	Weighted Average Exercise Price ($)	Amortized Value of options ($000s)	Number of RSUs	Amortized Value of ($000s)	Stock-based Compensation ($000s)
Outstanding January 1, 2024	50,000	17.72	416	697,726	-	-
Granted RSUs and DSUs	-	-	-	370,920	134	134
Exercised option or vested RSU	(50,000)	17.72	-	(151,638)	-	-
Expired/forfeited RSUs	-	-	-	(79,707)	(84)	(84)
Amortized value of RSUs and DSUs	-	-	-	-	3,630	3,630
Outstanding at December 31, 2024	-	-	-	837,301	3,680	3,680

Exercisable at December 31, 2024	-

In December 2025, 30,400 DSUs were granted to Board members, 155,800 RSUs were granted to senior management, and 39,300 RSUs were granted to other employees. The RSUs granted to senior management vest based on the achievement of specified corporate objectives, including a successful spin-out of Courageous Lake, completion of the KSM access roads, and the Company’s share price outperforming prescribed market benchmarks. The fair value of RSUs granted with vesting dependent on market conditions was valued using a Monte-Carlo simulation. The total fair value of the RSU and DSU grants, of $8.4 million, was estimated as at the grant date and will be amortized over the expected service period of the grants. The expected service period ranges from three months to five years from the date of the grant and is also dependent on the corporate objectives being met.

On December 5, 2025, 35,673 RSUs were vested, representing 1/3 of the RSUs granted to employees in 2022 and 2023 and 2024. In addition, 22,500 RSUs granted to directors in 2022 vested on the same date. Subsequent to year-end on January 5, 2026, the performance conditions were partially met and 59,870 RSUs granted to senior management vested, and 9,505 RSUs were cancelled, representing the portion related to performance conditions not being met.

During the second quarter of 2025, two members of the Board of Directors retired and their RSUs and DSUs vested and were exchanged for 34,000 common shares of the Company. Also, during the second quarter of 2025, 10,000 DSUs were granted to a new Board member.

In December 2024, 54,500 DSUs were granted to Board members, 272,420 RSUs were granted to senior management, and 44,000 RSUs were granted to other employees of the Company. The vesting of the RSUs granted to senior management is dependent on certain corporate objectives including a positive construction decision at KSM, and the Company’s share price outperforming certain market benchmarks. The fair value of RSUs granted with vesting dependent on market conditions was valued using a Monte-Carlo simulation. The total fair value of the RSU and DSU grants, of $6.0 million, was estimated as at the grant date and will be amortized over the expected service period of the grants. The expected service period ranges from one year to five years from the date of the grant and is also dependent on the corporate objectives being met.

During the second quarter of 2024, the remaining 50,000 outstanding share options with an exercise price of $17.72 were exercised and were exchanged for common shares of the Company.

In December 2023, 379,300 RSUs were granted to the Board members, members of senior management, and to other employees of the Company. Of those, 277,500 was granted to senior management, with vesting dependent on certain corporate objectives including the completion of a bankable feasibility study at KSM, and the Company’s share price outperforming certain market benchmarks. The fair value of RSUs granted with vesting dependent on market conditions was valued using a Monte-Carlo simulation. The total fair value of the RSU grants, of $4.6 million, was estimated as at the grant date and will be amortized over the expected service period of the grants. The expected service period ranges from one year to three years from the date of the grant and is also dependent on the corporate objectives being met. Of the RSUs granted to senior management, 69,375 RSUs, with vesting dependent on market conditions, expired on December 31, 2024.

c)	Basic and diluted net loss per common share

Basic and diluted net loss attributable to common shareholders of the Company for the year ended December 31, 2025 was $53.2 million (2024 - $31.2 million).

Loss per share has been calculated using the weighted average number of common shares and common share equivalents issued and outstanding during the period. Stock options are reflected in diluted earnings per share by application of the treasury method. The following table details the weighted average number of outstanding common shares for the purpose of computing basic and diluted loss per common share for the following periods:

(Number of common shares)	Years ended December 31,
	2025	2024
Basic and diluted weighted average shares outstanding [1]	100,892,166	88,765,198

1.	As at December 31, 2025, the impact of outstanding potentially dilutive instruments of 436,230 units (2024 - 332,113 units) is excluded from the diluted share calculation for loss per share amounts as they are antidilutive.